Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ 1,163.4	₨ 88,029.9	₨ (25,612.6)	₨ 46,751.0
Jaguar Land Rover Pension plan [member]
Remeasurements
Actuarial (gains)/losses arising from changes in demographic assumptions	7.9	594.9	(4,533.1)	(17,990.4)
Actuarial (gains)/losses arising from changes in financial assumptions	(626.3)	(47,390.2)	49,653.7	(30,177.8)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(166.0)	(12,563.2)	3,276.9	(8,487.5)
Return on plan assets, (excluding amount included in net Interest expense)	(386.8)	(29,266.9)	(23,626.2)	9,974.6
Total recognized in other comprehensive income	(1,171.2)	(88,625.4)	24,771.3	(46,681.1)
Total recognized in income statement and statement of other comprehensive income	$ (973.2)	₨ (73,643.2)	₨ 45,021.8	₨ (61,567.3)